Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue Recognition
Schedule of disaggregates revenue from contracts with customers

	Three months ended June 30,		Six Months ended June 30,
	2020	2019	2020	2019
Online gaming	$55,409	$56,112	$139,114	$121,402
Gaming software	14,954	—	14,954	—
Other	568	1,278	5,405	4,080
Total Revenue	$70,931	$57,390	$159,473	$125,482

	Years Ended December 31,
	2019	2018(a)	2017(a)
Online Gaming(b)	$308,177	$219,131	$189,779
Other	15,233	7,146	2,065
Total revenue	$323,410	$226,277	$191,844

(a)   As disclosed in Note 2, prior period amounts have not been adjusted under the modified retrospective method of adoption of Topic 606.

(b)   Online Gaming includes DFS, iGaming and Sportsbook. These revenue streams have similar attributes and the same pattern of recognition.